Reconciliation of Long-term Receivables and the Related Reserves for Doubtful Collection of Long-term Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Balance, beginning of period	$ 53,374	[1]
Additions: Issuance of affiliate advances and tenant and other loans, including interest receivable	8,077
Deductions: Payments received	(139)
Balance, end of period	61,312	[1]
Affiliates
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Balance, beginning of period	49,841	[1]
Additions: Issuance of affiliate advances and tenant and other loans, including interest receivable	7,941
Deductions: Payments received	0
Balance, end of period	57,782	[1]
Tenants and Others
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Balance, beginning of period	3,533	[1]
Additions: Issuance of affiliate advances and tenant and other loans, including interest receivable	136
Deductions: Payments received	(139)
Balance, end of period	$ 3,530	[1]

[1]	Includes interest receivable of $29.1 million and $22.9 million as of September 30, 2013 and 2012, respectively. The WTG receivables no longer accrue interest pursuant to a release and reimbursement agreement entered into in September 2010.